Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 02, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Davidson Intermediate Taxable ETF (S000110367)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Davidson Intermediate Taxable ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated October 30, 2026, and filed electronically as Post-Effective Amendment No. 1208 to the Trust’s Registration Statement on Form N‑1A on October 29, 2026.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (213) 356-2006 or at lillian.kabakali1@usbank.com.

Sincerely,

/s/ Lillian Kabakali
Lillian Kabakali
Vice President and Secretary
Advisors Series Trust

Enclosures